Financial Information of Parent Company	12 Months Ended
Dec. 31, 2017
Financial Information of Parent Company [Abstract]
Financial Information of Parent Company
	December 31,
	2016	2017
Assets

Current assets:
Cash and cash equivalents	$9,427,287	$7,614,175
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,874,248	9,845,705
Prepaid expenses and other current assets	3,224,614	144,353
Dividends receivable	-	-

Total current assets	22,526,149	17,604,233

Investments in subsidiaries, VIEs and VIE’s subsidiaries	77,036,485	46,306,964

Total assets	$99,562,634	$63,911,197

Liabilities and shareholders’ equity

Current liabilities:
Accrued expenses and other current liabilities	301,076	91,143
Contingent liability	3,000,000	2,760
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	10,096,874	9,770,611

Total current liabilities	$13,397,950	$9,864,514

Shareholders’ equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	56,973,632	57,000,417
Additional paid-in capital	32,176,992	34,368,210
Accumulated other comprehensive income	4,253,643	6,654,191
Retained deficits	(7,239,583)	(43,976,136)

Total shareholders’ equity	86,164,684	54,046,682

Total liabilities and shareholders’ equity	$99,562,634	$63,911,197

	December 31,
	2015	2016	2017

Cost of revenues	$-	$34,740	$84,717

Gross loss	-	(34,740)	(84,717)
Operating expenses:
General and administrative	1,226,800	2,150,680	1,122,440
Product development	-	-	-
Sales and marketing	-	-	181,073
Share-based compensation	3,812,733	2,382,934	782,196

Total operating expenses	5,039,533	4,533,614	2,085,709

Interest income	47	-	2,246
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	28,643,095	3,049,831	(34,540,850)
Exchange loss, net	(1,011,509)	(159,868)	(2,785)
Other income (loss), net	(109,684)	(422)	(24,738)
Gain from sales of cost method investment	-	-	-

Net income (loss)	$22,482,416	$(1,678,813)	$(36,736,553)

Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(3,467,043)	(4,343,652)	2,400,548

Other comprehensive income (loss), net of tax	(3,467,043)	(4,343,652)	2,400,548

Comprehensive income (loss)	$19,015,373	$(6,022,465)	$(34,336,005)

			Additional	Accumulated other	Retained	Total
	Ordinary shares		paid-in	comprehensive	earnings	shareholders’
	Shares	Amount	capital	income (loss)	(deficits)	equity

Balance as of January 1, 2015	112,417,933	$56,386,606	$24,207,606	$12,064,338	$(28,043,186)	$64,615,364

Issuance of ordinary shares for the plan of stock options and restricted shares	4,000,000	520	-	-	-	520
Exercise of share options by employees	435,000	293,654	-	-	-	293,654
Exercise of share options by non-employees	1,095,000	175,200	-	-	-	175,200
Restricted shares issued	150,085	20	-	-	-	20
Share-based compensation	-	-	3,812,733	-	-	3,812,733
Equity pick up from compensation of VIE's subsidiaries	-	-	1,519,015	-	-	1,519,015
Changes in controlling ownership interest	-	-	(1,393,508)	-	-	(1,393,508)
Foreign currency translation adjustment	-	-	-	(3,467,043)	-	(3,467,043)
Net income	-	-	-	-	22,482,416	22,482,416

Balance as of December 31,2015	118,098,018	$56,856,000	$28,145,846	$8,597,295	$(5,560,770)	$88,038,371

Exercise of share options by employees	-	117,632	-	-	-	117,632

Share-based compensation	-	-	2,382,934	-	-	2,382,934
Equity pick up from compensation of VIE's subsidiaries	-	-	2,030,877	-	-	2,030,877
Changes in controlling ownership interest	-	-	(382,665)	-	-	(382,665)
Foreign currency translation adjustment	-	-	-	(4,343,652)	-	(4,343,652)
Net loss	-	-	-	-	(1,678,813)	(1,678,813)

Balance as of December 31, 2016	118,098,018	$56,973,632	$32,176,992	$4,253,643	$(7,239,583)	$86,164,684

Exercise of share options by employees	-	26,785	-	-	-	26,785
Share-based compensation	-	-	782,196	-	-	782,196
Equity pick up from compensation of VIE's subsidiaries	-	-	1,409,022	-	-	1,409,022

Foreign currency translation adjustment	-	-	-	2,400,548	-	2,400,548
Net loss	-	-	-	-	(36,736,553)	(36,736,553)

Balance as of December 31, 2017	118,098,018	$57,000,417	$34,368,210	$6,654,191	$(43,976,136)	$54,046,682

	December 31,
	2015	2016	2017
Operating activities:
Net income (loss)	$22,482,416	$(1,678,813)	$(36,736,553)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	3,812,733	2,382,934	782,196
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	(28,643,095)	(3,049,831)	34,540,850
Changes in assets and liabilities:
Prepaid expenses and other current assets	20,339	65,990	83,021
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	142,303	(2,523,274)	28,544
Rental deposits	66,893	-	-
Accrued expenses and other current liabilities	(8,035)	(3,712)	(211,691)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,065,088	(3,409,764)	(326,263)

Net cash (used in) provided by operating activities	(1,061,358)	(8,216,470)	(1,839,898)

Investing activities:
Dividend received from subsidiaries	1,011,931	16,529,639	-
Capital paid to subsidiaries	(3,000,000)	-	-
Proceeds from sales of cost method investment	2,168,868	-	-

Net cash provided by (used in) investing activities	180,799	16,529,639	-

Financing activities:
Proceeds from stock options exercised by employees	293,654	142,618	26,786
Proceeds from stock options exercised by nonemployees	175,200	-	-

Net cash provided by financing activities	468,854	142,618	26,786

Net (decrease) increase in cash and cash equivalents	(411,705)	8,455,787	(1,813,112)
Cash and cash equivalents, beginning of the year	1,383,205	971,500	9,427,287

Cash and cash equivalents, end of the year	$971,500	$9,427,287	$7,614,175

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.